Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
On-balance sheet, values
Cash and balances at central banks	£ 208,544	£ 180,365	£ 189,686
Cash collateral and settlement balances	124,519	113,987
Loans and advances at amortised cost	150,786	144,827
Debt instruments held at amortised cost	55,153	50,227
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Other assets	624	665
Assets held for sale	5,932	9,854
Total assets	1,245,473	1,218,524	£ 1,185,200
Debt securities
On-balance sheet, values
Trading portfolio assets	94,040	77,805
Traded loans
On-balance sheet, values
Trading portfolio assets	12,249	13,470
Total for all internal credit grades
On-balance sheet, values
Cash and balances at central banks	208,544	180,365
Cash collateral and settlement balances	124,519	113,987
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Trading portfolio assets	106,289	91,275
Financial assets at fair value through the income statement	182,666	188,989
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Other assets	624	665
Assets held for sale	5,801	9,544
Total assets	£ 1,147,054	£ 1,126,638
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Total for all internal credit grades | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 132,600	£ 141,791
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 60	£ 85
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 94,040	£ 77,805
Financial assets at fair value through the income statement	£ 3,121	£ 2,931
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 12,249	£ 13,470
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Total for all internal credit grades | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 150,786	£ 144,827
Debt instruments held at amortised cost	£ 55,153	£ 50,227
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 4,952	£ 4,956
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 20,527	£ 19,749
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 4,128	£ 3,918
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 121,179	£ 116,204
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 46,885	£ 44,182
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | 0.0 to 0.60%
On-balance sheet, values
Cash and balances at central banks	£ 208,544	£ 180,365
Cash collateral and settlement balances	111,541	98,590
Reverse repurchase agreements and other similar secured lending	15,712	1,625
Trading portfolio assets	84,744	68,328
Financial assets at fair value through the income statement	125,263	129,626
Derivative financial instruments	237,139	274,058
Financial assets at fair value through other comprehensive income	42,756	50,960
Other assets	566	594
Assets held for sale	2,461	1,178
Total assets	£ 996,351	£ 963,765
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	87.00%
Reverse repurchase agreements and other similar secured lending, percentage	89.00%	48.00%
Trading portfolio assets, percentage	80.00%	75.00%
Financial assets at fair value through the income statement, percentage	68.00%	68.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	91.00%	90.00%
Assets held for sale, percentage	42.00%	12.00%
Total assets, percentage	87.00%	85.00%
Total for all internal credit grades | 0.0 to 0.60% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 96,968	£ 103,589
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	73.00%	73.00%
Total for all internal credit grades | 0.0 to 0.60% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 41	£ 63
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	68.00%	74.00%
Total for all internal credit grades | 0.0 to 0.60% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 79,405	£ 65,785
Financial assets at fair value through the income statement	£ 1,937	£ 1,722
On-balance sheet, percentage
Trading portfolio assets, percentage	84.00%	84.00%
Financial assets at fair value through the income statement, percentage	62.00%	59.00%
Total for all internal credit grades | 0.0 to 0.60% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 5,339	£ 2,543
On-balance sheet, percentage
Trading portfolio assets, percentage	43.00%	19.00%
Total for all internal credit grades | 0.0 to 0.60% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 112,865	£ 108,553
Debt instruments held at amortised cost	£ 54,760	£ 49,888
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	75.00%	75.00%
Debt securities at amortised cost, percentage	99.00%	99.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 4,662	£ 4,524
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	94.00%	91.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 5,933	£ 7,488
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	29.00%	38.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 3,605	£ 3,217
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	88.00%	82.00%
Total for all internal credit grades | 0.0 to 0.60% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 98,665	£ 93,324
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	81.00%	80.00%
Total for all internal credit grades | 0.0 to 0.60% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 26,317	£ 24,252
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	56.00%	55.00%
Total for all internal credit grades | 0.60 to 11.35%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	12,970	15,371
Reverse repurchase agreements and other similar secured lending	1,950	1,768
Trading portfolio assets	19,385	18,920
Financial assets at fair value through the income statement	56,106	58,100
Derivative financial instruments	14,617	18,104
Financial assets at fair value through other comprehensive income	62	50
Other assets	56	68
Assets held for sale	3,130	8,235
Total assets	£ 141,441	£ 152,567
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	13.00%
Reverse repurchase agreements and other similar secured lending, percentage	11.00%	52.00%
Trading portfolio assets, percentage	18.00%	21.00%
Financial assets at fair value through the income statement, percentage	31.00%	31.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	9.00%	10.00%
Assets held for sale, percentage	54.00%	87.00%
Total assets, percentage	12.00%	14.00%
Total for all internal credit grades | 0.60 to 11.35% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 35,131	£ 37,565
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	27.00%	27.00%
Total for all internal credit grades | 0.60 to 11.35% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 19	£ 22
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	32.00%	26.00%
Total for all internal credit grades | 0.60 to 11.35% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 14,144	£ 11,478
Financial assets at fair value through the income statement	£ 930	£ 1,156
On-balance sheet, percentage
Trading portfolio assets, percentage	15.00%	15.00%
Financial assets at fair value through the income statement, percentage	30.00%	39.00%
Total for all internal credit grades | 0.60 to 11.35% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 5,241	£ 7,442
On-balance sheet, percentage
Trading portfolio assets, percentage	43.00%	55.00%
Total for all internal credit grades | 0.60 to 11.35% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 32,832	£ 31,612
Debt instruments held at amortised cost	£ 333	£ 339
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	22.00%	22.00%
Debt securities at amortised cost, percentage	1.00%	1.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 138	£ 153
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 13,141	£ 11,063
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	64.00%	56.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 424	£ 503
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	10.00%	13.00%
Total for all internal credit grades | 0.60 to 11.35% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 19,129	£ 19,893
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	16.00%	17.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 20,026	£ 19,357
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	43.00%	44.00%
Total for all internal credit grades | 11.35% to 100%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	8	26
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,160	4,027
Financial assets at fair value through the income statement	1,297	1,263
Derivative financial instruments	436	194
Financial assets at fair value through other comprehensive income	0	0
Other assets	2	3
Assets held for sale	210	131
Total assets	£ 9,262	£ 10,306
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	2.00%	4.00%
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Assets held for sale, percentage	4.00%	1.00%
Total assets, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35% to 100% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 501	£ 637
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 491	£ 542
Financial assets at fair value through the income statement	£ 254	£ 53
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	8.00%	2.00%
Total for all internal credit grades | 11.35% to 100% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 1,669	£ 3,485
On-balance sheet, percentage
Trading portfolio assets, percentage	14.00%	26.00%
Total for all internal credit grades | 11.35% to 100% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 5,089	£ 4,662
Debt instruments held at amortised cost	£ 60	£ 0
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 152	£ 279
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	6.00%
Total for all internal credit grades | 11.35% to 100% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 1,453	£ 1,198
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	7.00%	6.00%
Total for all internal credit grades | 11.35% to 100% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 99	£ 198
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	5.00%
Total for all internal credit grades | 11.35% to 100% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 3,385	£ 2,987
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Total for all internal credit grades | 11.35% to 100% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 542	£ 573
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	1.00%